Leases - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Lease liabilities [abstract]
Cash outflow for leases	¥ 376	¥ 501	¥ 358